UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-23042

Archstone Alternative Solutions Fund
(Exact name of Registrant as specified in charter)

360 Madison Avenue, 20th Floor
New York, NY 10017
(Address of principal executive offices) (Zip code)

360 Madison Avenue, 20th Floor
New York, NY 10017
 (Name and address of agent for service)

Copy to:
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036
Registrant's telephone number, including area code: (844) 449-4900

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

FORM N-Q
Item 1. Schedule of Investments.

Archstone Alternative Solutions Fund

Schedule of Investments

December 31, 2015

	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (5)	Redemption Notice Period (5)

Investments in Portfolio Funds:
Cayman Islands:
Alternative Investment Strategy: (6)
Bay Resource Partners Offshore Fund, Ltd.	$1,500,000	$1,515,868	7.30%	Quarterly	45 days
Davidson Kempner International (BVI), Ltd.	1,000,000	1,002,975	4.83%	Quarterly	60 days
Discovery Global Opportunity Fund, Ltd. (1)	1,500,000	1,531,234	7.38%	Semi-Annual	60 days
Elliott International, Ltd - A (2)	2,000,000	1,991,990	9.60%	Quarterly	60 days
Farallon Capital Offshore Investors, Inc.	1,500,000	1,522,370	7.34%	Semi-Annual	45 days
Fir Tree Capital Opportunity Fund II, Ltd.	1,000,000	970,188	4.67%	Annually	90 days
Glenhill Capital Overseas Partners, Ltd (3)	1,500,000	1,615,665	7.78%	Quarterly	60 days
Hitchwood Capital Fund, Ltd. (3)	1,500,000	1,507,830	7.26%	Quarterly	75 days
King Street Capital, Ltd. (3)	1,500,000	1,481,132	7.14%	Quarterly	65 days
Luxor Capital Partners Offshore, Ltd.	750,000	662,078	3.19%	Quarterly	90 days
Marcato International, Ltd.	1,800,000	1,790,843	8.63%	Quarterly	60 days
Miura Global Fund, Ltd.	1,500,000	1,488,831	7.17%	Monthly	60 days
OZ Overseas Fund II, Ltd. (4)	1,500,000	1,514,569	7.30%	Quarterly	30 days
Roystone Capital Offshore Fund, Ltd.	1,000,000	987,623	4.76%	Quarterly	90 days
Shellback Offshore Fund, Ltd.	1,000,000	1,017,836	4.90%	Quarterly	45 days
Valinor Capital Partners Offshore, Ltd (3)	1,750,000	1,684,200	8.12%	Quarterly	60 days
York Investment, Ltd. (3)	1,500,000	1,459,982	7.03%	Quarterly	45 days
Total Investments in Portfolio Funds	$23,800,000	$23,745,214	114.40%

Investment Name	Cost	Fair Value	Percentage of Members’ Capital

Total Investments in Portfolio Funds	$23,800,000	$23,745,214	114.40%

Other assets less liabilities		(2,989,801)	-14.40%

Members’ capital		$20,755,413	100.00%

(1)	Withdrawals from this portfolio fund are permitted after a six-month lockup period from the date of the initial investment.
(2)	Withdrawals from this portfolio fund are permitted after a two-year lockup period from the date of the initial investment.
(3)	Withdrawals from this portfolio fund are permitted after a one-year lockup period from the date of the initial investment.
(4)	Withdrawals from this portfolio fund are permitted after a one-year and one-quarter lockup period from the date of the initial investment.
(5)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.
(6)
The Fund’s investment objective is to achieve long-term capital appreciation while attempting to reduce volatility relative to the equity markets. The Fund seeks to accomplish its investment objective by investing its assets primarily in a broad mix of hedge funds and other similar investment vehicles (“Portfolio Funds”) that are managed by a select group of portfolio managers (“Portfolio Managers”) that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. The Fund’s hedge fund investments may primarily include offshore investment vehicles that may subject taxable investors’ capital gains (including unrealized capital gains) to tax at ordinary income rates (See “Certain Tax Matters” in the Fund's prospectus).

Type of Investment as a Percentage of Total Members' Capital (Unaudited):

See accompanying notes.

ARCHSTONE ALTERNATIVE SOLUTIONS FUND

Notes to Schedule of Investments December 31, 2015 (Unaudited)

Organization - Archstone Alternative Solutions Fund (the “Fund”) was organized as a statutory trust under the laws of the State of Delaware on March 19, 2015 and commenced operations on October 1, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The business and operations of the Fund are managed and supervised under the direction of the Board of Trustees (the “Board”).

The objective of the Fund is to achieve long term capital appreciation while attempting to reduce volatility relative to the equity markets. The Fund seeks to accomplish its investment objective by investing its assets primarily in a broad mix of hedge funds and other similar investment vehicles (“Portfolio Funds”) that are managed by a select group of portfolio managers (“Portfolio Managers”) that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. The Fund’s hedge fund investments may primarily include offshore investment vehicles which can be disadvantageous, in some respects, to certain taxable investors (See “Certain Tax Matters.” in the Fund’s prospectus). At present, there are a number of money managers whose services are not generally available to the investing public. These managers, who generally place stringent restrictions on the number of persons whose money they will manage, employ a wide variety of investment strategies and techniques. By investing through this varied group, the Fund seeks to provide investors with access to the varied skills and expertise of these managers while at the same time seeks to lessen the risks and volatility associated with investing through any single money manager. An investment in the Fund also enables investors to avoid, to a significant extent, the high minimum investment requirements typically imposed on individual investors by Portfolio Managers. The Fund is managed by A.P. Management Company, LLC (the “Investment Manager”), an investment manager registered under the Investment Advisers Act of 1940, as amended.

Shares of beneficial interest (“shares”) of the Fund are offered only to “Eligible Investors”(as defined in the Fund’s prospectus) and are subject to transfer restrictions (as defined in the Fund’s prospectus).

Investment Valuation - In accordance with Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, fair value is defined as the price that the Fund would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

ARCHSTONE ALTERNATIVE SOLUTIONS FUND

Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The following table represents the investments carried at fair value on the Statement of Assets, Liabilities and Members’ Capital by level within the valuation hierarchy as of December 31, 2015:
	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value	Total
Portfolio Funds	$—	$—	$—	$23,745,214	$23,745,214
Total	$—	$—	$—	$23,745,214	$23,745,214

The Schedule of Investments categorizes the aggregate fair value of the Fund’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 for the Period ended December 31, 2015.

Federal Income Tax Information - At December 31, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$23,951,343

Gross unrealized appreciation	$137,827
Gross unrealized depreciation	(343,956)

Net unrealized appreciation/(depreciation)	$(206,129)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recently ended fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archstone Alternative Solutions Fund

By:	/s/ Joseph S. Pignatelli
Joseph S. Pignatelli
President

Date:	02/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph S. Pignatelli
Joseph S. Pignatelli
President
(Principal Executive Officer)

Date:	02/25/2016

By:	/s/ Andrew Small
Andrew Small
Treasurer
(Principal Financial Officer)

Date:	02/25/2016

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)